Don Felice

Special Counsel

T. 215-979-3884

F. 215-988-4320

dfelice@mccarter.com

McCarter & English, LLP

BNY Mellon Center

1735 Market Street - Suite 700

Philadelphia, PA 19103-7501

T. 215.979.3800

F. 215.979.3899

www.mccarter.com

BOSTON

HARTFORD

NEW YORK

NEWARK

PHILADELPHIA

STAMFORD

WILMINGTON

November 18, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (“Registrant”)
1933 Act Registration No. 33 87762
1940 Act Registration No. 811 8918
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectuses supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 6, 2013 (Accession No. 0001193125-13-430232), which is incorporated herein by reference.

Very truly yours,

/s/ Don Felice
Don Felice

Enclosure

cc: Colette Bull – Hirtle Callaghan & Co, Inc.